Accounting Pronouncements	9 Months Ended
Sep. 30, 2021
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements, Policy	Recent Accounting Pronouncements
In December 2019, the FASB issued Accounting Standards Update (or ASU) 2019-12 - Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes (or ASU 2019-12), as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences, among other changes. The guidance becomes effective for annual reporting periods beginning after December 15, 2020 and interim periods within those fiscal years with early adoption permitted, including adoption in any interim period. The adoption did not have an impact on the Company's consolidated financial statements and related disclosures.

In March 2020, the FASB issued ASU 2020-04 - Reference Rate Reform (Topic 848) Facilitation of the Effects of Reference Rate Reform on Financial Reporting. This update provides optional guidance for a limited period of time to ease potential accounting impacts associated with transitioning away from reference rates that are expected to be discontinued, such as the London Interbank Offered Rate (or LIBOR). This update applies only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued. This update is effective through December 31, 2022. The Company is currently evaluating the effect of adopting this new guidance.

In August 2020, the FASB issued ASU 2020-06 - Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40) (or ASU 2020-06). This update simplified the accounting for convertible debt instruments and convertible preferred stock by reducing the number of accounting models and the number of embedded conversion features that could be recognized separately from the primary contract. This update also enhanced transparency and improved disclosures for convertible instruments and earnings per share guidance. This update is mandatory beginning January 1, 2022; however, the Company early adopted this update effective January 1, 2021 using the modified retrospective method of transition. The adoption of ASU 2020-06 has impacted the accounting for the Company’s Convertible Senior Notes due January 15, 2023 (or the Convertible Notes) whereby the existing debt and equity components have been recombined into a single component accounted for as a single liability, at its amortized cost. On adoption, the Company increased the carrying value of long-term debt by $6.3 million and decreased common stock and additional paid-in capital by $6.3 million. Adoption of ASU 2020-06 also decreased the Company's interest expense by $0.8 million and $2.3 million for the three and nine months ended September 30, 2021. In addition, the adoption of ASU 2020-06 resulted in the Company having to change from the use of the treasury stock method to the if-converted method to determine the dilutive impact of the Convertible Notes when calculating diluted earnings per share attributable to shareholders of Teekay Corporation. For the three and nine months ended September 30, 2021, had the Convertible Notes been dilutive, the change to the if-converted method would have increased the Company's diluted income attributable to shareholders of Teekay Corporation by $1.6 million and $4.8 million, respectively, increased the denominator of the diluted earnings per share calculation by 9,588,378 shares for both periods, and increased the diluted earnings per share attributable to shareholders of Teekay Corporation by $0.02 and $0.05, respectively (see Note 18).

In July 2021, the FASB issued ASU 2021-05 - Leases (Topic 842) Lessors—Certain Leases with Variable Lease Payments (or ASU 2021-05). Pursuant to ASU 2021-05, lessors should classify and account for a lease with variable lease payments that do not depend on a reference index or a rate as an operating lease if, without reference to ASU 2012-05, the lease would have been classified as a sales-type lease or a direct financing lease and a day-one loss would have been recognized. The Company expects to adopt ASU 2021-05 on January 1, 2022, although earlier application is permitted. This ASU can be adopted either (1) retrospectively to leases that commenced or were modified on or after January 1, 2019 or (2) prospectively to leases that commence or are modified on or after the date that an entity first applies the amendments. The Company is currently evaluating the effect of adopting this new guidance.